Equity Parenthetical (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cost deducted from issued capital		₩ 13,300
Regulatory reserve for loan losses appropriated from retained earnings	₩ 15,552	11,988
Profit dividend within retained earnings	7,364,759
Decrease in non controlling interest due to acquistion	0	(22,019)
Non-controlling interests [member] | Shinhan Bank Jeju Bank And Shinhan Capital [Member]
Decrease in non controlling interest due to acquistion	59,709	1,330,337
Hybrid bonds recognized as non controlling interest	2,035,762	2,035,762
Payment of dividend on hybrid bonds	71,746	54,619
Article 53 of the Financial Holding Companies Act [member]
Profits reserved by the group	₩ 2,432,039	₩ 2,304,595